Derivative Financial Instruments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Derivative Assets	$ 59	$ 105
Derivative Liabilities	40	19
Foreign exchange contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of the Company's foreign currency forward contracts	19
Fair Value, Inputs, Level 2 [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets	59
Derivative Liabilities	$ 40